Equity - Schedule of Reconciliation of Shareholders' Equity Movement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Number of Shares
Issue of shares to debenture holders (in shares)			178,519
$
Balance	$ 72,832,755	$ 102,590,942	$ 99,327,000
Registered direct offering (net of costs)	23,330,071
Issuance of shares on vesting of RSUs	0
Issuance of shares on exercise of options	48,068
Issuance of shares to debenture holders		364,379	713,590
Balance	$ 93,401,126	$ 72,832,755	$ 102,590,942
Share Capital
Number of Shares
Share capital, beginning (in shares)	83,784,305	79,295,691	79,119,572
Issue of shares on exercise of warrants (in shares)			100
Cancellation of shares (in shares)			(2,500)
Issuance of ordinary shares in connection with registered direct offering (in shares)	5,700,000
Issue of shares on vesting of RSUs (in shares)	419,334
Issuance of ordinary shares on exercise of stock options (in shares)	10,918
Issue of shares to debenture holders (in shares)			178,519
Transactions With Equity ShareHolders (in shares)	6,130,252		176,119
Ending balance (in shares)	89,914,557	83,784,305	79,295,691
$
Balance	$ 8,380	$ 7,931	$ 7,913
Registered direct offering (net of costs)	570
Issuance of shares on vesting of RSUs	42
Issuance of shares on exercise of options	1
Issuance of shares to debenture holders			18
Transactions With Equity ShareHolders	613		18
Balance	$ 8,993	$ 8,380	$ 7,931